Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	RBC Funds Trust
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
RBC Emerging Markets Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	3.76%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.96%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(3.51%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.45%
One Year		rr_ExpenseExampleYear01	$ 714
Three Years		rr_ExpenseExampleYear03	1,683
Five Years		rr_ExpenseExampleYear05	2,652
Ten Years		rr_ExpenseExampleYear10	$ 5,079
Past Year		rr_AverageAnnualReturnYear01	2.70%
Since Inception		rr_AverageAnnualReturnSinceInception	4.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
RBC Emerging Markets Equity Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	3.70%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.65%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.20%
One Year		rr_ExpenseExampleYear01	$ 122
Three Years		rr_ExpenseExampleYear03	1,091
Five Years		rr_ExpenseExampleYear05	2,067
Ten Years		rr_ExpenseExampleYear10	$ 4,535
Annual Return 2014		rr_AnnualReturn2014	9.29%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.89%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.76%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.09%)
Past Year		rr_AverageAnnualReturnYear01	9.29%
Since Inception		rr_AverageAnnualReturnSinceInception	10.49%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
RBC Emerging Markets Equity Fund | Class I | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Past Year		rr_AverageAnnualReturnYear01	8.09%
Since Inception		rr_AverageAnnualReturnSinceInception	9.31%
RBC Emerging Markets Equity Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:		rr_RiskReturnAbstract
Past Year		rr_AverageAnnualReturnYear01	5.53%
Since Inception		rr_AverageAnnualReturnSinceInception	7.60%
RBC Emerging Markets Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	RBC Emerging Markets Equity Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 52 of this Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities and/or investments that provide exposure to equity securities of issuers tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country's securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation within the emerging market country, or has a significant percentage of its assets in the emerging market country. The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging market countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights.

The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (" FDIC" ) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Operational Risk. The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the Advisor, Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Valuation Risk. The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Risk Lose Money [Text]		rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (" FDIC" ) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first year of operations and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first year of operations and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Return – Class I Shares
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the chart for the Class I Shares of the Fund:
	Quarter	Year	Returns
Best quarter:	Q2	2014	6.76%
Worst quarter:	Q3	2014	(0.09)%

The year-to-date return of Class I shares as of June 30, 2015 was 2.89%.

Performance Table Heading		rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows before and after-tax returns for Class I shares only.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock
The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares and Class A shares of the Fund is December 20, 2013.

Average Annual Total Returns (for the periods ended December 31, 2014)

RBC Emerging Markets Equity Fund | MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 31, 2013)
Risk/Return:		rr_RiskReturnAbstract
Past Year		rr_AverageAnnualReturnYear01	(2.19%)
Since Inception		rr_AverageAnnualReturnSinceInception	(2.19%)

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.20% of the Fund's average daily net assets. This expense limitation agreement is in place until July 31, 2016 and may not be terminated by the Advisor prior to that date.